CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)		Mar. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	[1],[2]	$ 12,927,242	$ 29,238,618
Accounts receivable, net	[1]	25,612,506	21,169,579
Receivables from related parties	[1]	32,433,387	27,589,283
Inventories	[1]	6,097,571	6,124,201
Prepaid expenses	[1]	3,559,431	4,425,872
Other current assets	[1]	1,182,058	391,599
Total current assets	[1]	81,812,195	88,939,152
Property, plant and equipment, net	[1]	264,727,442	242,119,663
Sand reserves	[1]	55,365,025	55,367,295
Intangible assets, net		19,299,079	21,566,829
Goodwill	[1]	88,726,875	88,726,875
Other non-current assets	[1]	5,491,879	5,642,661
Total assets	[1]	515,422,495	502,362,475
CURRENT LIABILITIES
Accounts payable	[1]	40,337,570	20,469,542
Payables to related parties	[1]	661,134	203,209
Accrued expenses and other current liabilities	[1]	9,049,128	8,546,198
Income taxes payable	[1]	0	28,156
Total current liabilities	[1]	50,047,832	29,247,105
Long-term debt	[1]	0	0
Deferred income taxes	[1]	43,881,012	47,670,789
Asset retirement obligation	[1]	261,029	259,804
Other liabilities	[1]	2,635,605	2,404,422
Total liabilities	[1]	96,825,478	79,582,120
COMMITMENTS AND CONTINGENCIES (Note 13)	[1]
Equity:
Common stock, $0.01 par value, 200,000,000 shares authorized, 37,500,000 issued and outstanding at March 31, 2017 and December 31, 2016	[1]	375,000	375,000
Additional paid in capital	[1]	400,775,752	400,205,921
Accumulated deficit	[1]	(61,259,392)	(56,322,878)
Members' equity	[1]	81,693,910	81,738,675
Accumulated other comprehensive loss	[1]	(2,988,253)	(3,216,363)
Total equity	[1]	418,597,017	422,780,355
Total liabilities and equity	[1]	515,422,495	502,362,475
Trade names
CURRENT ASSETS
Intangible assets, net	[1]	5,439,307	5,617,057
Customer relationships
CURRENT ASSETS
Intangible assets, net	[1]	$ 13,859,772	$ 15,949,772

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.